Consolidated Balance Sheets (Parentheticals) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013 Redeemable Convertible Preferred Stock [Member] Series C Preferred Stock [Member]	Dec. 31, 2012 Redeemable Convertible Preferred Stock [Member] Series C Preferred Stock [Member]	Sep. 30, 2013 Redeemable Convertible Preferred Stock [Member] Series D Preferred Stock [Member]	Dec. 31, 2012 Redeemable Convertible Preferred Stock [Member] Series D Preferred Stock [Member]	Dec. 31, 2011 Redeemable Convertible Preferred Stock [Member] Series D Preferred Stock [Member]	Sep. 30, 2013 Redeemable Convertible Preferred Stock [Member] Series B Preferred Stock [Member]	Dec. 31, 2012 Redeemable Convertible Preferred Stock [Member] Series B Preferred Stock [Member]
Convertible redeemable preferred stock, par value (in Dollars per share)			$ 0.001	$ 0.001	$ 0.001	$ 0	$ 0
Convertible redeemable preferred stock, shares issued			800	0	950	0	0
Convertible redeemable preferred stock, share outstanding			800	0	950	0	0
Convertible redeemable preferred stock, par value (in Dollars per share)								$ 0.001	$ 0.001
Convertible redeemable preferred stock, shares issued								2,243	2,273
Convertible redeemable preferred stock, shares outstanding								2,243	2,273
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	26,924,643	16,040,581
Common stock, shares outstanding	26,924,643	16,040,581